9. Lease Liabilities	12 Months Ended
Jun. 30, 2024
Notes
9. Lease Liabilities

9. Lease Liabilities

The movements and carrying amounts of the Company’s ROU assets under lease as per disclosed in Note 7, are summarized as follows:

$
Balance, June 30, 2022 and 2021	-
Additions of lease	63,360
Lease payments	(2,986)
Accretion on lease liabilities	654
Balance, June 30, 2023	61,028
Lease payments	(35,828)
Accretion on lease liabilities	5,907
Balance, June 30, 2024	31,107

$
Current	31,107
Non-current	-
31,107